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                                                       DEUTSCHE ASSET MANAGEMENT

                                [GRAPHIC OMITTED]
                                                            Mutual Fund
                                                                   Annual Report
                                                                  March 31, 2002

                                                         Class A, B and C Shares

Cash Reserve Prime Shares

[LOGO OMITTED]
A MEMBER OF THE
DEUTSCHE BANK GROUP
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Cash Reserve Prime Shares
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................  3

              CASH RESERVE PRIME SHARES
                 Schedule of Investments ............................  5
                 Statement of Assets and Liabilities ................ 12
                 Statement of Operations ............................ 13
                 Statements of Changes in Net Assets ................ 14
                 Financial Highlights ............................... 15
                 Notes to Financial Statements ...................... 18
                 Report of IndependentAccountants ................... 21
                 Tax Information .................................... 21

              FUND DIRECTORS ........................................ 22

                          ---------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                          ---------------------------

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                                        2
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Cash Reserve Prime Shares
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LETTER TO SHAREHOLDERS

We are pleased to report on the progress of your Fund for the twelve months ended March 31, 2002.

MARKET ACTIVITY
THE FEDERAL RESERVE BOARD EASED INTEREST RATES EIGHT TIMES OVER THE COURSE OF THE FISCAL YEAR, CAUSING MONEY MARKET YIELDS TO DECLINE DRAMATICALLY.
o These interest rate cuts, in combination with three more during the first calendar quarter of 2001, totaled 4.75%, causing the yield curve to steepen sharply.
o This campaign of easing monetary policy, particularly in the second half of 2001, was the most concentrated effort to rejuvenate the economy in the central bank's history.
o In explaining the rationale for its interest rate cuts, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, weak consumer confidence in the US and slower economic growth abroad.

THE MONEY MARKETS WERE PARTICULARLY FOCUSED ON THE FEDERAL RESERVE BOARD'S RESPONSE TO THE UNITED STATES ECONOMY'S PROTRACTED SLOWDOWN.
o Employment, production and business spending remained weak. Consumer confidence dipped to new lows, as layoffs and related fears over job security began to surge.
o The tragic events of September 11 only heightened the degree of economic uncertainty.
o The Federal Reserve Board's already aggressive pace of interest rate cuts was stepped up in the aftermath of the attacks, as it began flooding the financial markets with liquidity. Its objective was to stabilize consumer and business confidence.
o Economic data released during the first quarter of 2002 turned a little more positive and pointed to signs of a bottoming in the economy. It became clear by February 2002 that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle. In fact, in March, the Federal Reserve Board shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002.

TWO NOTABLE EVENTS CAPTURED THE MONEY MARKETS' ATTENTION DURING THE FISCAL YEAR.
o The failure of Enron represented the largest corporate bankruptcy ever recorded. The full ramifications of this event on the money markets remain unclear, as the company was a major player in the credit markets. A great number of banks and insurance companies had exposure to Enron at the time of its failure, further extending the impact of its bankruptcy.
o Also, turmoil in Argentina led to a default on its debt, devaluation of its currency and a succession of five presidents in a two-week period at the end of December 2001. The fallout from this debacle was felt throughout the emerging markets, supporting a flight-to-quality toward the US money markets.

INVESTMENT REVIEW
We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issuer. Evidence of our insistence on these high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Cash Reserve Prime Shares is a class. The portfolio has received a 'AAAm' rating.3 This rating is the highest that S&P awards to money market funds.

   7-DAY CURRENT YIELD                                      (as of 3/31/02)
--------------------------------------------------------------------------------
   Cash Reserve Prime Class A Shares 1                               1.44%
   iMoneyNet First Tier Retail Money Funds Average 2                 1.20%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will fluctuate.
  'Current Yield' is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a seven day period. This income is then annualized.
2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
3 Ratings are subject to change and do not remove market risk.

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                                        3
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Cash Reserve Prime Shares
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LETTER TO SHAREHOLDERS

Our strategy in this Fund continued to be concentrated on investing in high quality issues.

As of March 31, 2002, 62% of the Series was invested in securities rated A1+/P1 and 15% in securities rated A1/P1, by S&P and Moody's. The remaining 23% of the Series was primarily invested in AAA-rated money market funds and federal agency securities with long-term AAA-ratings, as rated by S&P and Moody's.

We maintained an aggressive weighted average maturity, generally of at least 50 days, for most of the annual period, as we anticipated lower interest rates throughout the fiscal year. At the same time, we concentrated our investments in high-quality issuers and Federal agency securities. As the US economic slowdown accelerated and equity markets continued to slide, the credit quality of many corporations deteriorated. Finding and purchasing high-quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

As of March 31, 2002, 36.59% of the Series was invested in commercial paper, 18.04% in corporate floating rate securities, 7.99% in euro certificates of deposit, 4.78% in euro time deposits, 8.48% in Yankee certificates of deposit and 24.12% in US agency securities, money market funds and cash or cash equivalents.

LOOKING AHEAD
We are cautiously optimistic about the outlook for the US economy. A great deal of monetary and fiscal stimulus is already in the pipeline, and there are emerging signs of recovery in consumer confidence, initial jobless claims, housing starts and durable goods (example: transportation). The Federal Reserve Board has signaled an end to its very aggressive monetary stimulus, and we believe we are likely at the start of the recovery stage in the US economy. While we anticipate higher short-term interest rates as the year progresses, we also believe that Federal Reserve Board Chairman Greenspan will likely be forced to keep interest rates low for a relatively long period of time to prevent any chance of a double-dip recession.

In light of this, we intend to maintain a neutral stance in the Fund. We intend to add high-quality floating-rate securities while we monitor the future direction of interest rates. We also plan to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish. We will also continue to maintain our conservative investment strategies and standards for the foreseeable future. We believe in the conservative approach that we apply to investing on behalf of the Fund and will continue to seek competitive yields for our shareholders.

As always, we appreciate your continued support.

Sincerely,

/S/ Darlene M. Rasel

Darlene M. Rasel
Portfolio Manager
March 31, 2002

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                                        4
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Cash Reserve Prime Shares Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
COMMERCIAL PAPER 2--36.59%
ASSET-BACKED--17.02%
   Asset Securitization Cooperative Corp.
     1.84%, 5/10/02 .................................   A-1+           P-1       $50,000            $ 49,900,333
   Bavaria TRR Corp.
     1.95%, 4/12/02 .................................   A-1            P-1        30,000              29,982,125
   Compass Securitization LLC
     1.83%, 4/10/02 .................................   A-1+           P-1        35,690              35,673,724
   Mont Blanc Capital Corp.
     1.80%, 4/15/02 .................................   A-1+           P-1        30,000              29,979,000
     1.87%, 5/13/02 .................................   A-1+           P-1        35,000              34,923,642
     1.87%, 5/15/02 .................................   A-1+           P-1        70,000              69,840,011
   Pennine Funding LLC
     1.82%, 4/15/02 .................................   A-1+           P-1        39,185              39,157,266
     1.75%, 4/23/02 .................................   A-1+           P-1        15,000              14,983,958
     1.82%, 4/25/02 .................................   A-1+           P-1        45,000              44,945,400
     1.83%, 5/21/02 .................................   A-1+           P-1        25,000              24,936,458
   Perry Global Funding LLC, Series A
     1.84%, 5/22/02 .................................   A-1+           P-1        31,996              31,912,597
   Quincy Capital Corp.
     1.82%, 4/17/02 .................................   A-1+           P-1        32,127              32,101,013
   Receivables Capital Corp.
     1.87%, 5/9/02 ..................................   A-1+           P-1        40,327              40,234,345
   Scaldis Capital LLC
     1.82%, 4/15/02 .................................   A-1+           P-1        79,104              79,049,373
     1.83%, 5/10/02 .................................   A-1+           P-1        44,659              44,570,463
     1.89%, 5/24/02 .................................   A-1+           P-1        25,000              24,930,437
     1.68%, 7/12/02 .................................   A-1+           P-1        35,000              34,833,400
     2.30%, 9/20/02 .................................   A-1+           P-1        20,233              20,010,662
   Sheffield Receivables Corp.
     1.83%, 4/12/02 .................................   A-1+           P-1        50,000              49,972,042
     1.84%, 4/22/02 .................................   A-1+           P-1        73,040              72,961,817
     1.86%, 5/6/02 ..................................   A-1+           P-1        30,270              30,215,262
     1.92%, 6/17/02 .................................   A-1+           P-1        25,000              24,897,333
     1.90%, 7/1/02 ..................................   A-1+           P-1        13,000              12,937,564
                                                                                                   -------------
                                                                                                     872,948,225
                                                                                                   -------------
AUTOMOBILES & TRUCKS--2.24%
   Toyota Motor Credit Corp.
     1.85%, 5/7/02 ..................................   A-1+           P-1        45,000              44,916,750
     1.85%, 5/10/02 .................................   A-1+           P-1        40,000              39,919,833
   Volkswagen of America, Inc.
     1.81%, 4/25/02 .................................   A-1            P-1        30,000              29,963,800
                                                                                                   -------------
                                                                                                     114,800,383
                                                                                                   -------------

See Notes to Financial Statements.
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                                        5
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Cash Reserve Prime Shares Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
BANKS--4.18%
   Depfa Bank Europe PLC
     1.84%, 5/6/02 ..................................   A-1            P-1       $25,000            $ 24,955,278
   Fortis Funding LLC
     2.13%, 4/22/02 .................................   A-1+           P-1        20,000              19,975,150
   HSBC USA, Inc.
     1.80%, 4/15/02 .................................   A-1            P-1        45,000              44,968,500
   JP MorganChase Bank
     1.79%, 4/29/02 .................................   A-1+           P-1        50,000              49,930,389
     1.93%, 7/30/02 .................................   A-1+           P-1        25,000              24,839,167
   Swedish National Housing Finance Corp.
     1.90%, 6/3/02 ..................................   A-1+           P-1        25,000              24,916,875
     1.95%, 6/4/02 ..................................   A-1+           P-1        25,000              24,913,333
                                                                                                   -------------
                                                                                                     214,498,692
                                                                                                   -------------
BEVERAGES-SOFT DRINKS--0.58%
   Coca Cola Enterprises, Inc.
     1.80%, 4/4/02 ..................................   A-1            P-1        30,000              29,995,500
                                                                                                   -------------
FINANCE-DIVERSIFIED--4.29%
   American General Finance Corp.
     1.80%, 4/10/02 .................................   A-1            P-1        25,000              24,988,750
   GE Capital International Funding, Inc.
     1.80%, 4/8/02 ..................................   A-1+           P-1        20,000              19,993,000
     1.92%, 8/22/02 .................................   A-1+           P-1        10,000               9,923,733
     1.93%, 8/28/02 .................................   A-1+           P-1        38,000              37,696,454
   General Electric Capital Corp.
     1.84%, 5/10/02 .................................   A-1+           P-1        25,000              24,950,167
     2.08%, 5/20/02 .................................   A-1+           P-1        25,000              24,929,222
     1.94%, 9/4/02 ..................................   A-1+           P-1        18,000              17,848,680
   International Lease Finance Corp.
     1.81%, 4/15/02 .................................   A-1+           P-1        60,000              59,957,767
                                                                                                   -------------
                                                                                                     220,287,773
                                                                                                   -------------
FINANCIAL SERVICES--1.95%
   Morgan Stanley Dean Witter & Co.
     1.82%, 4/12/02 .................................   A-1+           P-1        25,000              24,986,097
   Salomon Smith Barney Holdings, Inc.
     1.82%, 4/24/02 .................................   A-1            P-1        75,000              74,912,792
                                                                                                   -------------
                                                                                                      99,898,889
                                                                                                   -------------
FOODS--1.95%
   Nestle Capital Corp.
     1.75%, 4/9/02 ..................................   A-1+           P-1        50,000              49,980,555
     1.83%, 6/3/02 ..................................   A-1+           P-1        50,000              49,839,875
                                                                                                   -------------
                                                                                                      99,820,430
                                                                                                   -------------
INSURANCE--1.95%
   Irish Life & Permanent PLC
     1.88%, 5/20/02 .................................   A-1            P-1        40,000              39,897,645
   Prudential Funding LLC
     1.80%, 4/5/02 ..................................   A-1            P-1        35,000              34,993,000
     1.81%, 4/22/02 .................................   A-1            P-1        25,000              24,973,604
                                                                                                   -------------
                                                                                                      99,864,249
                                                                                                   -------------

See Notes to Financial Statements.
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                                        6
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Cash Reserve Prime Shares Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
TELEPHONE--2.43%
   SBC Communications, Inc.
     2.08%, 4/9/02 ..................................   A-1+           P-1       $40,000           $  39,981,511
   Verizon Global Funding Corp.
     2.16%, 10/17/02 ................................   A-1            P-1        20,000              19,756,778
   Verizon Network Funding Corp.
     2.28%, 4/15/02 .................................   A-1+           P-1        30,000              29,973,400
     2.21%, 4/25/02 .................................   A-1+           P-1        15,000              14,977,900
     1.85%, 5/30/02 .................................   A-1+           P-1        20,000              19,939,361
                                                                                                   -------------
                                                                                                     124,628,950
                                                                                                   -------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $1,876,743,091) ................................................................1,876,743,091
                                                                                                   -------------
FLOATING RATE NOTES--18.04%
   Abbey National PLC
     1.819%, 3/31/03 ................................   A-1+           P-1        25,000              24,984,997
   American Express Centurian Bank
     1.87%, 5/14/02 .................................   A-1            P-1        50,000              50,000,000
   American Honda Finance Corp.
     1.92%, 6/25/02 .................................   A-1            P-1        10,000              10,000,000
     1.901%, 8/27/02 ................................   A-1            P-1        15,000              15,000,000
   Asset Securitization Cooperative Corp.
     1.87%, 4/23/02 .................................   A-1+           P-1        30,000              30,000,000
     1.879%, 5/28/02 ................................   A-1+           P-1        25,000              25,000,000
   Associates Corp. of North America
     2.03%, 5/17/02 .................................   A-1+           P-1        25,000              25,005,496
   Bayerische Landesbank Girozentrale
     1.80%, 3/25/03 .................................   A-1+           P-1        25,000              24,985,288
     1.80%, 3/26/03 .................................   A-1+           P-1        25,000              24,985,247
   Canadian Imperial Bank of Commerce
     1.799%, 10/2/02 ................................   A-1+           P-1        50,000              49,986,137
   Citigroup Inc.
     1.87%, 7/12/02 .................................   A-1+           P-1        60,000              60,000,000
   Credit Agricole Indosuez S.A.
     1.815%, 3/25/03 ................................   A-1+           P-1        25,000              24,990,192
   Credit Suisse First Boston
     1.855%, 5/7/02 .................................   A-1+           P-1        20,000              20,000,000
   General Electric Capital Corp.
     1.92%, 11/21/02 ................................   A-1+           P-1        20,000              20,006,206
   J.P. Morgan Chase & Co.
     2.00%, 7/8/02 ..................................   A-1+           P-1        20,000              20,008,237
   Merck & Co., Inc.
     1.86%, 10/25/02 ................................   A-1+           P-1        10,000              10,000,000
   Merrill Lynch & Co., Inc.
     1.84%, 4/3/02 ..................................   A-1+           P-1       175,000             175,000,000
   Paccar Financial Corp.
     1.91%, 4/26/02 .................................   A-1+           P-1        40,000              40,004,191
   Salomon Smith Barney Holdings, Inc.
     2.027%, 4/15/02 ................................   A-1            P-1         5,675               5,675,671

See Notes to Financial Statements.
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                                        7

Cash Reserve Prime Shares Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
   Toyota Motor Credit Corp.
     1.84%, 4/2/02 ..................................   A-1+           P-1       $55,000            $ 55,000,000
     1.85%, 5/15/02 .................................   A-1+           P-1        50,000              50,000,000
     1.959%, 12/23/02 ...............................   A-1+           P-1        50,000              50,000,000
   Unilever N.V.
     1.92%, 10/24/02 ................................   A-1            P-1        10,000              10,010,451
   US Bank N.A.
     2.025%, 6/14/02 ................................   A-1            P-1        20,000              20,006,194
   Verizon Global Funding
     1.93%, 11/4/02 .................................   A-1            P-1        15,000              15,008,870
     1.88%, 2/19/03 .................................   A-1            P-1        45,000              44,988,016
   Westdeutsche Landesbank Girozentrale
     1.82%, 3/24/03 .................................   A-1+           P-1        25,000              24,987,699
                                                                                                    ------------
TOTAL FLOATING RATE-NOTES
   (Amortized Cost $925,632,892) ................................................................... 925,632,892
                                                                                                    ------------
AGENCY DISCOUNT NOTES--0.57%
   Federal Farm Credit Bank
     5.25%, 5/1/02 ..................................    --             --        20,000              20,016,075
     2.81%, 4/4/03 ..................................    --             --         9,438               9,435,051
                                                                                                    ------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost $29,451,126) ....................................................................  29,451,126
                                                                                                    ------------
CERTIFICATES OF DEPOSIT-YANKEE--8.48%
   Abbey National PLC
     1.95%, 8/5/02 ..................................   A-1+           P-1        25,000              25,000,000
     2.40%, 11/19/02 ................................   A-1+           P-1        25,000              25,000,000
     2.59%, 3/31/03 .................................   A-1+           P-1        10,000              10,003,936
   Canadian Imperial Bank of Commerce
     1.69%, 7/16/02 .................................   A-1+           P-1        35,000              35,000,000
     1.85%, 7/31/02 .................................   A-1+           P-1        75,000              75,000,000
   Credit Argricole Indosuez S.A.
     1.95%, 8/30/02 .................................   A-1+           P-1        30,000              30,000,000
   Dexia Bank Belgium
     4.26%, 5/22/02 .................................   A-1+           P-1        20,000              20,000,136
   Natexis Banque Populaires
     1.86%, 5/7/02 ..................................   A-1            P-1        25,000              25,000,000
   Norddeutsche Landesbank Girozentrale
     2.17%, 11/18/02 ................................   A-1+           P-1        15,000              14,977,454
   Rabobank Nederland N.V.
     2.76%, 3/24/03 .................................   A-1+           P-1        20,000              19,953,812
   Royal Bank of Scotland PLC
     4.28%, 4/23/02 .................................   A-1            P-1        25,000              24,999,854
   UBS AG
     4.10%, 5/20/02 .................................   A-1+           P-1        50,000              50,029,544
     1.94%, 8/5/02 ..................................   A-1            P-1        35,000              35,000,000
   Westdeutsche Landesbank Girozentrale
     2.28%, 1/23/03 .................................   A-1+           P-1        25,000              25,000,000
     2.27%, 1/27/03 .................................   A-1+           P-1        20,000              19,983,672
                                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT-YANKEE
   (Amortized Cost $434,948,408) ................................................................... 434,948,408
                                                                                                    ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares Fund
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SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
CERTIFICATES OF DEPOSIT-EURODOLLAR--7.99%
   Bank of Scotland
     3.63%, 5/10/02 .................................   A-1+           P-1       $40,000            $ 40,000,000
   BNP Paribas
     1.89%, 7/8/02 ..................................   A-1+           P-1        75,000              75,000,000
   Credit Agricole Indosuez S.A.
     4.03%, 6/13/02 .................................   A-1+           P-1        25,000              25,000,465
     2.17%, 9/30/02 .................................   A-1+           P-1        35,000              34,998,252
   Halifax PLC
     2.27%, 4/18/02 .................................   A-1+           P-1        45,000              45,002,493
     1.82%, 4/22/02 .................................   A-1+           P-1        25,000              25,000,000
   ING Bank N.V.
     3.615%, 8/13/02 ................................   A-1+           P-1        30,000              30,000,000
   Landesbank Hessen-Thuringen Girozentrale
     4.76%, 4/22/02 .................................   A-1+           P-1        30,000              30,008,166
   Nordea Bank Finland PLC
     1.91%, 8/1/02 ..................................   A-1            P-1        20,000              20,000,496
   Nordea North America, Inc.
     1.76%, 7/22/02 .................................   A-1            P-1        35,000              35,001,079
   Unicredito Italiano SPA
     1.88%, 5/7/02 ..................................   A-1            P-1        50,000              50,000,494
                                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
   (Amortized Cost $410,011,445) ................................................................... 410,011,445
                                                                                                    ------------
EURO TIME DEPOSITS-CAYMAN--4.78%
   Allied Irish Banks PLC
     2.188%, 5/28/02 ................................   A-1            P-1        25,000              25,000,000
   Landesbank Baden Wurttemberg
     2.31%, 4/17/02 .................................   A-1+           P-1        50,000              50,000,000
     1.94%, 6/17/02 .................................   A-1+           P-1        70,000              70,000,000
   Norddeutsche Landesbank Girozentrale
     1.83%, 5/2/02 ..................................   A-1+           P-1        50,000              50,000,000
     2.33%, 9/30/02 .................................   A-1+           P-1        50,000              50,000,000
                                                                                                    ------------
TOTAL EURO TIME DEPOSITS-CAYMAN
   (Amortized Cost $245,000,000) ................................................................... 245,000,000
                                                                                                    ------------
MEDIUM-TERM NOTES--0.19%
   International Lease Finance Corp.
     7.20%, 4/17/02 .................................   A-1+           P-1        10,000              10,011,158
                                                                                                    ------------
TOTAL MEDIUM-TERM NOTES
   (Amortized Cost $10,011,157) ....................................................................  10,011,158
                                                                                                    ------------
FEDERAL HOME LOAN MORTGAGE COMPANY--0.52%
   Federal Home Loan Mortgage Company
     6.625%, 8/15/02 ................................    --             --        15,000              15,260,286
     2.45%, 1/16/03 .................................    --             --        11,270              11,270,000
                                                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
   (Amortized Cost $26,530,286) ....................................................................  26,530,286
                                                                                                    ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002

                                                                  RATING 1
                                                  --------------------------        PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)           MARKET VALUE
FEDERAL HOME LOAN MORTGAGE BANK--2.63%
   Federal Home Loan Bank
     7.25%, 5/15/02 .................................    --             --       $20,000            $ 20,078,462
     3.75%, 7/23/02 .................................    --             --        10,000               9,996,210
     6.75%, 8/15/02 .................................    --             --        15,000              15,268,919
     6.25%, 11/15/02 ................................    --             --        12,000              12,281,286
     5.125%, 1/13/03 ................................    --             --        20,760              21,268,568
     2.35%, 2/21/03 .................................    --             --        20,000              19,988,836
     2.50%, 2/21/03 .................................    --             --        25,000              24,997,767
     2.40%, 3/20/03 .................................    --             --        10,820              10,815,590
                                                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE BANK
   (Amortized Cost $134,695,638) ................................................................... 134,695,638
                                                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.26%
   Federal National Mortgage Association
     1.75%, 5/8/02 ..................................    --             --        50,000              49,910,069
     2.25%, 2/7/03 ..................................    --             --        15,000              15,000,000
                                                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (Amortized Cost $64,910,069) ....................................................................  64,910,069
                                                                                                    ------------
MONEY MARKET FUNDS--5.88%
   Dreyfus Cash Management
     1.83%, 4/1/02 ..................................    --             --        15,000              15,000,000
   Federated Prime Cash Obligation Fund
     1.83%, 4/1/02 ..................................    --             --        75,000              75,000,000
   AIM Liquid Assets Portfolio
     1.87%, 4/1/02 ..................................    --             --       211,718             211,718,000
                                                                                                    ------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $301,718,000) ................................................................... 301,718,000
                                                                                                    ------------
US TREASURY OBLIGATIONS--0.73%
   US Treasury Bill
     1.715%, 5/9/02 .................................    --             --        25,000              24,954,743
   US Treasury Note
     5.75%, 10/31/02 ................................    --             --        12,000              12,264,391
                                                                                                    ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $37,219,134) ....................................................................  37,219,134
                                                                                                    ------------
FUNDING AGREEMENTS--0.88%
   General Electric Capital Assurance Co.
     1.991%, 9/3/02 .................................   A-1+           P-1        45,000              45,000,000
                                                                                                    ------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $45,000,000) ....................................................................  45,000,000
                                                                                                    ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2002


                                                                                    PAR
 PRIME SERIES                                                                      (000)           MARKET VALUE
REPURCHASE AGREEMENTS--11.46%
   Tri Party Repurchase Agreement with J.P. Morgan Securities, Inc., dated 3/28/02, 1.92%, principal and interest in the amount of
     $201,009,032, due 4/1/02, (collateralized by Fannie Maes with a par value of $217,137,121, coupon rates from 6.00% to 7.50%,
     due from 8/1/16 thru 3/1/32, with a market value of $206,004,133). .........$200,000         $  200,000,000
   Tri Party Repurchase Agreement with UBS Warburg, dated 3/28/02,
     1.90%, principal and interest in the amount of $389,960,953, due
     4/1/02, (collateralized by Fannie Maes and Resolution Funding Corp.
     Interest holdings with a par value of $549,713,000, coupon rates from
     0.00% to 9.375%, due from 4/15/02 thru 10/15/29, with a market
     value of $395,500,552). .................................................... 387,744            387,744,141
                                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $587,744,141) ................................................................    587,744,141
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $5,129,615,387)3 .............................................  100.00%        $5,129,615,387

LIABILITIES IN EXCESS OF OTHER ASSETS ...........................................    0.00               (182,012)
                                                                                   ------         --------------
NET ASSETS ......................................................................  100.00%        $5,129,433,375
                                                                                   ======         ==============

--------------------------------------------------------------------------------
1 Unaudited.
2 Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
3 Also aggregate cost for federal tax purposes.
MOODY'S RATINGS:
P-1 Commercial paper bearing this designation is of the best quality.
S&P RATINGS:
A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

 PRIME SERIES

                                                              MARCH 31, 2002

ASSETS
  Investments, at amortized cost ...........................  $5,129,615,387
  Receivable for capital shares sold .......................           4,906
  Interest receivable ......................................      15,204,860
  Prepaid expenses and other ...............................       1,208,433
                                                              --------------
Total assets ...............................................   5,146,033,586
                                                              --------------
LIABILITIES
  Payable for securities purchased .........................       9,435,051
  Payable for capital shares redeemed ......................         429,373
  Income dividend payable ..................................       2,312,688
  Advisory fees payable ....................................       1,134,916
  Distribution fees payable ................................         963,706
  Transfer agent fees payable ..............................         663,678
  Custody fees payable .....................................          67,346
  Accounting fees payable ..................................          15,508
  Accrued expenses and other ...............................       1,577,945
                                                              --------------
Total liabilities ..........................................      16,600,211
                                                              --------------
NET ASSETS .................................................  $5,129,433,375
                                                              ==============
COMPOSITION OF NET ASSETS
  Paid-in capital ..........................................  $5,129,029,989
  Undistributed net investment income ......................         158,140
  Accumulated net realized gain from investment transactions         245,246
                                                              --------------
NET ASSETS .................................................  $5,129,433,375
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Deutsche Bank Alex. Brown Cash Reserve Prime Shares 1 ...  $         1.00
                                                              ==============
   Deutsche Bank Alex. Brown Cash Reserve
       Prime Institutional Shares 2 ........................  $         1.00
                                                              ==============
   Cash Reserve Prime Class A Shares 3 .....................  $         1.00
                                                              ==============
   Cash Reserve Prime Class B Shares 4 .....................  $         1.00
                                                              ==============
   Cash Reserve Prime Class C Shares 5 .....................  $         1.00
                                                              ==============
   Quality Cash Reserve Prime Shares 6 .....................  $         1.00
                                                              ==============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $4,320,764,048 and 4,320,415,351 shares outstanding).
2 Net asset value, offering and redemption price per share (based on net assets of $750,110,039 and 750,063,357 shares outstanding).
3 Net asset value, offering and redemption price per share (based on net assets of $11,524,175 and 11,522,981 shares outstanding).
4 Net asset value, offering and redemption price per share (based on net assets of $10,761,040 and 10,760,311 shares outstanding).
5 Net asset value, offering and redemption price per share (based on net assets of $679,304 and 679,343 shares outstanding).
6 Net asset value, offering and redemption price per share (based on net assets of $35,594,769 and 35,585,928 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

 PRIME SERIES
                                                    FOR THE YEAR ENDED
                                                        MARCH 31, 2002

INVESTMENT INCOME:
   Interest ............................................  $185,466,404
   Dividend ............................................    16,152,608
                                                          ------------
Total income ...........................................   201,619,012
                                                          ------------
EXPENSES
   Investment advisory fees ............................    14,871,017
   Distribution fees:
     Deutsche Bank Alex. Brown Cash Reserve Prime Shares    12,224,901
     Cash Reserve Prime Class A Shares .................        29,144
     Cash Reserve Prime Class B Shares .................        89,867
     Cash Reserve Prime Class C Shares .................         8,821
     Quality Cash Reserve Prime Shares .................       229,233
   Transfer agent fees .................................     4,209,655
   Shareholder service fees:
     Deutsche Bank Alex. Brown Cash Reserve Prime Shares     3,148,858
     Cash Reserve Prime Class B Shares .................        29,956
     Cash Reserve Prime Class C Shares .................         2,941
   Registration fees ...................................       468,967
   Printing and shareholder reports ....................       375,043
   Custody fees ........................................       318,718
   Directors' fees .....................................       249,381
   Accounting fees .....................................       188,906
   Professional fees ...................................        92,194
   Miscellaneous .......................................       287,790
                                                          ------------
Total expenses .........................................    36,825,392
                                                          ------------
NET INVESTMENT INCOME ..................................   164,793,620
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .........       245,752
                                                          ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............  $165,039,372
                                                          ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

 PRIME SERIES
                                                            FOR THE YEARS ENDED MARCH 31,
                                                                  2002               2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...........................  $    164,793,620   $    364,872,769
   Net realized gain from investment transactions ..           245,752             73,226
                                                      ----------------   ----------------
   Net increase in net assets from operations ......       165,039,372        364,945,995
                                                      ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Deutsche Bank Alex. Brown Cash
        Reserve Prime Shares .......................      (135,065,270)      (317,575,763)
     Deutsche Bank Alex. Brown Cash
        Reserve Prime Institutional Shares .........       (28,192,942)       (43,000,080)
     Cash Reserve Prime Class A Shares .............          (327,361)          (844,641)
     Cash Reserve Prime Class B Shares .............          (241,512)          (280,056)
     Cash Reserve Prime Class C Shares .............           (25,475)           (41,081)
     Quality Cash Reserve Prime Shares .............          (975,379)        (3,131,157)
                                                      ----------------   ----------------
Total distributions ................................      (164,827,939)      (364,872,778)
                                                      ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Net proceeds from sales of shares ...............    32,128,229,715     49,691,006,111
   Net dividend reinvestments ......................       159,795,311        340,652,084
   Net cost of shares redeemed .....................   (33,641,388,146)   (50,054,007,599)
                                                      ----------------   ----------------
   Net decrease in net assets
     from capital share transactions ...............    (1,353,363,120)       (22,349,404)
                                                      ----------------   ----------------
TOTAL DECREASE IN NET ASSETS .......................    (1,353,151,687)       (22,276,187)
NET ASSETS
   Beginning of year ...............................     6,482,585,062      6,504,861,249
                                                      ----------------   ----------------
   End of year .....................................  $  5,129,433,375   $  6,482,585,062
                                                      ================   ================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES
                                                                                      FOR THE YEARS ENDED MARCH 31,
                                                             2002        2001        2000         1999         1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .....................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                          -------     -------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................   0.0277      0.0579      0.0483       0.0474       0.0494
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................  (0.0277)    (0.0579)    (0.0483)     (0.0474)     (0.0494)
                                                          -------     -------     -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                          =======     =======     =======      =======      =======
TOTAL INVESTMENT RETURN ................................     2.80%       5.95%       4.94%        4.85%        5.05%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ..............  $11,524     $11,882     $16,214      $13,028       $7,737
   Ratios to average net assets:
     Net investment income .............................     2.81%       5.73%       4.89%        4.67%        4.94%
     Expenses ..........................................     0.61%       0.61%       0.63%        0.63%        0.67%

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES
                                                                                      FOR THE YEARS ENDED MARCH 31,
                                                             2002        2001        2000         1999         1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .....................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                          -------     -------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................   0.0202      0.0505      0.0406       0.0400       0.0418
DISTRIBUTIONS TO SHAREHOLDERS
   Net investments income ..............................  (0.0202)    (0.0505)    (0.0406)     (0.0400)     (0.0418)
                                                          -------     -------     -------      -------      -------
NET ASSET VALUE, END OF YEAR ...........................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                          =======     =======     =======      =======      =======
TOTAL INVESTMENT RETURN ................................     2.04%       5.17%       4.14%        4.07%        4.27%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ..............  $10,761     $11,975      $2,980       $2,356         $184
   Ratios to average net assets:
     Net investment income .............................     2.01%       5.00%       4.14%        3.92%        4.18%
     Expenses ..........................................     1.36%       1.39%       1.38%        1.37%        1.42%

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES                                                                                       FOR THE PERIOD
                                                                                                  JANUARY 18, 2000 1
                                                              FOR THE YEARS ENDED MARCH 31,        THROUGH MARCH 31,
                                                               2002                    2001                     2000
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ....................  $   1.00                $   1.00                  $  1.00
                                                           --------                --------                  -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................................    0.0202                  0.0515                   0.0115
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................................   (0.0202)                (0.0515)                 (0.0115)
                                                           --------                --------                  -------
NET ASSET VALUE, END OF PERIOD ..........................   $  1.00                $   1.00                  $  1.00
                                                           ========                ========                  =======
TOTAL INVESTMENT RETURN .................................      2.04%                   5.28%                    1.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .............      $679                  $1,592                     $779
   Ratios to average net assets:
     Net investment income ..............................      2.16%                   5.07%                    6.00%2
     Expenses ...........................................      1.36%                   1.34%                    0.31%2

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series is one of the series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Prime Shares ('Prime Shares'), Cash Reserve Prime Class A Shares ('Class A Shares'), Cash Reserve Prime Class B Shares ('Class B Shares'), Cash Reserve Prime Class C Shares ('Class C Shares'), Quality Cash Reserve Prime Shares ('Quality Cash Shares') and Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares ('Prime Institutional Shares'). All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Prime Series is to seek as high a level of current income as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objective and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS
The Prime Series (the 'Series') may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion. The Prime Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. As compensation for these services, the Prime Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares and Cash Reserve Prime Class A Shares, 0.60% of the Quality Cash Shares and 0.75% of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares. The Prime Series also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Prime Institutional Shares.

The Prime Shares pay the Distributor a shareholder servicing fee, which is calculated daily and paid monthly at an annual rate of 0.07%. Prior to July 5, 2001, the fee was 0.05%. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares were as follows (at net asset value of $1.00 per share):

                                         For the           For the
                                      Year Ended        Year Ended
                                  March 31, 2002    March 31, 2001
                                  --------------    --------------
Prime Series:
  Sold:
    Prime Shares ...............  21,051,181,674    34,781,774,664
    Cash Reserve Prime
      Class A Shares ...........      68,264,960       369,574,242
    Cash Reserve Prime
      Class B Shares ...........       9,355,858        21,570,678
    Cash Reserve Prime
      Class C Shares ...........       2,927,624         3,611,704
    Prime Institutional Shares .  10,881,071,233    14,248,970,131
    Quality Cash Shares ........     115,428,366       265,504,692
                                 ---------------  ----------------
                                  32,128,229,715    49,691,006,111
  Reinvested:
    Prime Shares ...............     132,472,386       300,567,137
    Cash Reserve Prime
      Class A Shares ...........         254,852           538,430
    Cash Reserve Prime
      Class B Shares ...........         217,077           238,869
    Cash Reserve Prime
      Class C Shares ...........          20,583            29,796
    Prime Institutional Shares .      25,874,526        36,273,237
    Quality Cash Shares ........         955,887         3,004,615
                                 ---------------  ----------------
                                     159,795,311       340,652,084
  Redeemed:
    Prime Shares ............... (22,598,854,964)  (35,119,236,863)
    Cash Reserve Prime
      Class A Shares ...........     (68,877,650)     (374,445,652)
    Cash Reserve Prime
      Class B Shares ...........     (10,787,574)      (12,814,093)
    Cash Reserve Prime
      Class C Shares ...........      (3,860,866)       (2,828,014)
    Prime Institutional Shares . (10,828,399,912)  (14,251,483,991)
    Quality Cash Shares ........    (130,607,180)     (293,198,986)
                                 ---------------  ----------------
                                 (33,641,388,146)  (50,054,007,599)
                                 ---------------  ----------------
    Net decrease ...............  (1,353,363,120)      (22,349,404)
                                 ===============  ================

NOTE 5--FEDERAL INCOME TAXES
At March 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from distribution reclassifications. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

                 Undistributed     Undistributed
                Net Investment      Net Realized    Paid-in
                        Income       Gain/(Loss)    Capital
                --------------     -------------    -------
Cash Reserve--
  Prime Series         $73,733         $(73,732)       $(1)

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

Ordinary income                            $164,827,939

At March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                $1,137,198

At March 31, 2002, the Fund deferred post-October capital losses of $31,960 to the next fiscal year ending March 31, 2003.

NOTE 6--SUBSEQUENT EVENT
On April 5, 2002, the Fund changed its name to Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. As a result, certain classes of the Fund have changed their names. This change will result in modifications to the presentation of the Fund's periodic reports on behalf of certain classes of the Fund.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. and Cash Reserve Prime Shares Class A, B and C Shareholders of the Prime Series:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Series (one of the portfolios constituting the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., hereafter referred to as the 'Fund') at March 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 3, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Tax Year Ended March 31, 2002

The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of ordinary dividends made during the fiscal year ended March 31, 2002, 1.27% has been derived from investments in US Treasury and other direct US Government Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
   NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
   POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------
Richard R. Burt                      Chairman, IEP Advisors, Inc. (July 1998 to               25
February 3, 1947                     present); Chairman of the Board, Weirton
Director since 1999.                 Steel Corporation (April 1996 to present);
                                     Member of the Board, Hollinger
                                     International, Inc. (publishing) (1995 to
                                     present) and HCL Technologies Limited
                                     (information technology) (April 1999 to
                                     present); Director, UBS Mutual Funds
                                     (formerly known as Brinson and Mitchell
                                     Hutchins families of funds) (registered
                                     investment companies) (1995 to present);
                                     and Member, Textron Inc. International
                                     Advisory Council (July 1996 to present).
                                     Formerly, Partner, McKinsey & Company
                                     (consulting) (1991-1994); Member of the
                                     Board, Homestake Mining (mining and
                                     exploration) (1998-February 2001), Archer
                                     Daniels Midland Company (agribusiness
                                     operations) (October 1996 to June 2001) and
                                     Anchor Gaming (gaming software and
                                     equipment) (March 1999 to December 2001);
                                     and US Chief Negotiator in Strategic Arms
                                     Reduction Talks (START) with former Soviet
                                     Union and US Ambassador to the Federal
                                     Republic of Germany (1985-1991).
---------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present);               23
May 27, 1937                         Director, Soundview Technology Group Inc.
Director since 1998.                 (investment banking) (July 1998 to
                                     present), Corvis Corporation, (optical
                                     networks) (July 2000 to present), The Nevis
                                     Fund (registered investment company) (July
                                     1999 to present), Brown Investment Advisory
                                     & Trust Company (February 2001 to present)
                                     and ISI Family of Funds (registered
                                     investment companies) (March 1998 to
                                     present). Formerly, Director, Circon Corp.
                                     (medical instruments) (November
                                     1998-January 1999); President and Chief
                                     Executive Officer, The National Association
                                     of Securities Dealers, Inc. and The NASDAQ
                                     Stock Market, Inc., (1987-1997); Director,
                                     Flag Investors Emerging Growth Fund, Inc.
                                     (now known as Emerging Growth Fund, Inc.)
                                     and Flag Investors Short-Intermediate
                                     Income Fund, Inc. (now known as
                                     Short-Intermediate Income Fund, Inc.)
                                     (registered investment companies) (resigned
                                     2000);Chief Operating Officer of Alex.
                                     Brown & Sons Incorporated (now Deutsche
                                     Bank Securities Inc.) (1985-1987) and
                                     General Partner, Alex. Brown & Sons
                                     Incorporated (now Deutsche Bank Securities
                                     Inc.), (1976-1985).
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
   NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
   POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------
Louis E. Levy                        Director, Household International (banking               25
November 16, 1932                    and finance) (1992 to present) and ISI
Director since 1994.                 Family of Funds (registered investment
                                     companies) (1994 to present). Formerly,
                                     Chairman of the Quality Control Inquiry
                                     Committee, American Institute of Certified
                                     Public Accountants (1992-1998); Trustee,
                                     Merrill Lynch Funds for Institutions
                                     (1991-1993); Adjunct Professor, Columbia
                                     University-Graduate School of Business
                                     (1991-1992); Director, Kimberly-Clark
                                     Corporation (personal consumer products)
                                     (retired 2000) and Partner, KPMG Peat
                                     Marwick (retired 1990).
---------------------------------------------------------------------------------------------------------------
Eugene J. McDonald                   Executive Vice President, Investment                     25
July 14, 1932                        Counsel, Duke University (September 2000 to
Director since 1995.                 present); Advisory Board Member, A.M.
                                     Pappas & Associates (life sciences
                                     industry) (2000 to present) and Ashford
                                     Capital Management (2000 to present);
                                     Committee Member, North Carolina
                                     Treasurer's Office Investment Advisory
                                     Committee (2001 to present); Director,
                                     Victory Funds (registered investment
                                     companies) (April 1993 to present); Lead
                                     Director, National Commerce Bank
                                     Corporation (NCBC) (banking) (July 2000 to
                                     present); Principal and Chief Investment
                                     Officer, Quellos Private Capital Markets,
                                     LLC (investments) (September 2001 to
                                     present); Director, RedHat, Inc. (software)
                                     (July 2000 to present) and Incara
                                     Pharmaceuticals (June 2001 to present).
                                     Formerly, Chairman, Winston Hedged Equity
                                     Group (July 2000-August 2001); Executive
                                     Vice Chairman and Director, Central
                                     Carolina Bank & Trust (banking) (January
                                     1998-July 2000); Director, AMBAC Treasurers
                                     Trust (registered investment company) (July
                                     1996-August 1997), DP Mann Holdings
                                     (insurance) (December 1996-December 1998),
                                     ISI Family of Funds (registered investment
                                     companies) (1992-1999); President, Duke
                                     Management Company (investments) (July
                                     1990-September 2000) and Executive Vice
                                     President, Duke University (education,
                                     research and health care) (July
                                     1984-September 2000).
---------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                     President and Chief Executive Officer, The               25
April 10, 1951                       Pew Charitable Trusts (charitable
Director since 1995.                 foundation) (1994 to present) and Director
                                     and Executive Vice President, The Glenmede
                                     Trust Company (investment trust and wealth
                                     management) (1994 to present). Formerly,
                                     Executive Director, The Pew Charitable
                                     Trusts (1988-1994) and Director, ISI Family
                                     of Funds (registered investment companies)
                                     (1997-1999).
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
   NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
   POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------
Carl W. Vogt                         Of Counsel, Fulbright & Jaworski, L.L.P                  25
April 20, 1936                       (law) (2002 to present); Director, Yellow
Director since 1995.                 Corporation (trucking) (1996 to present),
                                     American Science & Engineering (x-ray
                                     detection equipment) (1997 to present) and
                                     ISI Family of Funds (registered investment
                                     companies) (1999 to present). Formerly,
                                     Chairman and Member, National
                                     Transportation Safety Board (1992-1994);
                                     Director, National Railroad Passenger
                                     Corporation (Amtrak) (1991-1992); Member,
                                     Aviation System Capacity Advisory Committee
                                     (Federal Aviation Administration);
                                     President (interim) of Williams College
                                     (1999-2000); President, certain funds in
                                     the Deutsche Asset Management Family of
                                     Funds (formerly, Flag Investors Family of
                                     Funds) (registered investment companies)
                                     (1999-2000); and Senior Partner, Fulbright
                                     &Jaworski L.L.P.(law), retired December 31,
                                     2001.
---------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                  President, Robert H. Wadsworth Associates,               25
January 29, 1940                     Inc. (consulting firm) (1982 to present),
Director since 1999.                 President and Trustee, Trust for Investment
                                     Managers (registered investment company)
                                     (1999 to present); Director, The Germany
                                     Fund Inc. (1986 to present), The New
                                     Germany Fund, Inc. (1992 to present) and
                                     Central European Equity Fund, Inc. (1986 to
                                     present). Formerly President, Investment
                                     Company Administration, L.L.C. (1992*-July
                                     2001); President, Treasurer and Director,
                                     First Fund Distributors, Inc. (1990-January
                                     2002); Vice President, Professionally
                                     Managed Portfolios (1999-2002) and Advisors
                                     Series Trust (1997-2002)(registered
                                     investment companies); President, Guinness
                                     Flight Investment Funds, Inc. (registered
                                     investment companies) (1994-1998).

                                     * This is the inception date of the
                                     corporation, which was the predecessor to
                                     the LLC.
---------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------
Richard T. Hale 3                    Managing Director, Deutsche Bank Securities              52
July 17, 1945                        Inc. (formerly Deutsche Bank Alex. Brown
Director since 1989.                 Inc.) (June 1999 to present) and Deutsche
                                     Asset Management Americas (June 1999 to
                                     present); Director and President,
                                     Investment Company Capital Corp.
                                     (registered investment advisor) (April 1996
                                     to present) and Deutsche Asset Management
                                     Mutual Funds (1989 to present); Director,
                                     Deutsche Global Funds, Ltd. (January 2000
                                     to present), CABEI Fund (June 2000 to
                                     present) and North American Income Fund
                                     (September 2000 to present); Vice
                                     President, Deutsche Asset Management, Inc.
                                     (September 2000 to present). Chartered
                                     Financial Analyst. Formerly, Director, ISI
                                     Family of Funds (registered investment
                                     companies) (1992-1999).
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Cash Reserve Prime Shares
--------------------------------------------------------------------------------
FUND DIRECTORS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
   NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
   POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR 2
---------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------
Truman T. Semans 3                   Vice Chairman, Brown Investment Advisory &               25
October 27, 1926                     Trust Company (1993 to present); Director
Director since 1995.                 and Chairman, Virginia Hot Springs, Inc.
                                     (property management) (1991 to present) and
                                     Director of Upstate (biotechnology) (1994
                                     to present). Formerly, Managing Director
                                     and Vice Chairman, Alex. Brown & Sons
                                     Incorporated (Deutsche Bank Securities
                                     Inc.) (1974-1998); Director, Investment
                                     Company Capital Corp. (registered
                                     investment advisor) (1996-2000) and
                                     Director, ISI Family of Funds (registered
                                     investment companies) (1997-1999).
---------------------------------------------------------------------------------------------------------------

   NAME, BIRTH DATE AND
   POSITION WITH THE TRUST AND       BUSINESS EXPERIENCE AND
   THE PORTFOLIO TRUST               DIRECTORSHIPS DURING THE PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
  OFFICERS
---------------------------------------------------------------------------------------------------------------
Richard T. Hale                      See information provided under Interested Directors.
President since 2000.
---------------------------------------------------------------------------------------------------------------
Amy Olmert                           Director, Deutsche Asset Management (1999
Secretary since 1997.                to present) and Certified Public
May 14, 1963                         Accountant. Formerly, Vice President, BT
                                     Alex. Brown Incorporated (Deutsche Bank
                                     Securities Inc.) (1997-1999) and Senior
                                     Manager and other positions, Coopers &
                                     Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                                     (1988-1997).
---------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                     Managing Director, Deutsche Asset
Assistant Secretary                  Management (2002 to present) and Director,
since 1999.                          Deutsche Global Funds Ltd. (2002 to
March 27, 1954                       present). Formerly, Director, Deutsche
                                     Asset Management (1999-2002), Principal, BT
                                     Alex. Brown Incorporated (Deutsche Bank
                                     Securities Inc.) (1998-1999) and Assistant
                                     General Counsel, United States Securities
                                     and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------
Charles A. Rizzo                     Director, Deutsche Asset Management (April
Treasurer since 1999.                2000 to present); Certified Public
August 5, 1957                       Accountant and Certified Management
                                     Accountant. Formerly, Vice President and
                                     Department Head, BT Alex. Brown
                                     Incorporated (Deutsche Bank Securities
                                     Inc.) (1998-1999) and Senior Manager,
                                     Coopers & Lybrand L.L.P.
                                     (PricewaterhouseCoopers LLP) (1993-1998).
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One
  South Street, Baltimore, MD 21202.
2 As of March 31, 2002 the total number of Deutsche Asset Management funds (the
  'Fund Complex') was 71.
3 Messrs. Semans and Hale are directors/trustees who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to two Funds in the fund complex.

The Fund's Statement of Additional Information includes additional information about the Fund's Directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                    PO BOX 219210
                    KANSAS CITY, MO 64121-9210
or call toll-free:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Cash Reserve Prime Shares
   Class A Shares                                             CUSIP #251521209
   Class B Shares                                             CUSIP #251521308
   Class C Shares                                             CUSIP #251521100
                                                              BDCASHANN (3/02)
                                                              Printed 5/02

Distributed by:
ICC Distributors, Inc.